Expense Example {- Fidelity Freedom Blend 2040 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-04 - Fidelity Freedom Blend 2040 Fund - Fidelity Freedom Blend 2040 Fund- Class K	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 45
3 years	140
5 years	243
10 years	$ 540